RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTIES
Schedule of key management compensation:

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,030	1,189	1,486
Post-employment benefits	49	56	64
Share-based payments	205	407	1,041
Other long-term benefits	31	35	44

Schedule of balances with related parties

	December 31,
	2024	2023

	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	176	206